Derivative Financial Instruments and Hedge Accounting - Summary of Amounts at the Reporting Rate Relating to Items Designated as Hedge Items (Detail) - Financial liabilities - borrowings [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedged items [line items]
Hedge ineffectiveness	£ 0	£ 0
Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items	0	(166)
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	0	1
Change in fair value of hedged item used to determine hedge ineffectiveness	0	(5)
Hedge ineffectiveness	0	0
Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items	0	(166)
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	0
Change in fair value of hedged item used to determine hedge ineffectiveness	0	8
Hedge ineffectiveness	£ 0	£ 0